Interest expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of details of main interest and similar expenses
The detail of the main items of interest expense and similar charges accrued in 2024, 2023 and 2022 is as follows:

EUR million
	2024	2023	2022
Central banks deposits	1,745	2,178	706
Credit institution deposits	7,638	7,172	2,784
Customer deposits	36,465	33,238	16,994
Debt securities issued and subordinated liabilities	14,774	12,751	8,464
Marketable debt securities	13,377	11,702	7,472
Subordinated liabilities (note 23)	1,397	1,049	992
Provisions for pensions (note 25)	106	94	100
Lease Liabilities	126	130	116
Other interest expense	5,213	6,428	3,647
	66,067	61,991	32,811